RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		May 13, 2022	Dec. 02, 2021	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 27, 2024
RELATED PARTY TRANSACTIONS
Borrowings from banks					$ 802,519	$ 226,772
Interest expenses					58,218	10,200	$ 8,542
Payment of lease liabilities	[1]				22,260	34,752	16,085
Fair value of listed equity securities					2,221
Acquisition of the distribution right					33,620	11,031	8,036
Lotus Tech Innovation Centre GmbH | Non discontinued operations
RELATED PARTY TRANSACTIONS
Percentage of equity interest disposed								80.00%
Cash consideration								$ 12,157
Lease agreements
RELATED PARTY TRANSACTIONS
Operating lease liabilities-related parties					1,028	840
Related party
RELATED PARTY TRANSACTIONS
Borrowings from banks					199,570
Interest expenses					19,504	0	90
Operating lease liabilities-related parties					1,028	840
Operating lease liabilities, non-current					$ 10,729	12,064
Term of investment		1 year
Payment for purchase of a short-term investment		$ 10,000					10,000
Conversion price					$ 9.5
Fair value of listed equity securities					$ 2,221	3,326
Borrowing from related party					198,475
Related party | Loans payable
RELATED PARTY TRANSACTIONS
Principal amount of debt					$ 198,475
Interest rate					6.00%
Related party | Zhejiang Geely Automobile Co., Ltd
RELATED PARTY TRANSACTIONS
Borrowing from related party					$ 140,075
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
RELATED PARTY TRANSACTIONS
Term of manufacturing agreement					10 years
Related party | Geely Technology Group
RELATED PARTY TRANSACTIONS
Borrowing from related party					$ 58,400
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)				3.00%
Interest expenses					19,504		90
Related party | Unsecured loan from a related party | Zhejiang Geely Automobile Co., Ltd
RELATED PARTY TRANSACTIONS
Interest expenses					2,049
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets						12,166	214
Payment of lease liabilities					191	269	98
Operating lease liabilities, non-current					10,729	$ 12,064
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right					$ 0
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Equity interest acquired (as a percent)			100.00%
Consideration on acquisition of equity interest			$ 15,512				$ 15,512

[1]	For the years ended December 31, 2024, 2023 and 2022, this amount includes prepayments for land use rights of nil, US$10,900 and nil, respectively, with lease terms of 40 years to 50 years.